Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005477 | Shell
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005477 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005477 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005477 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005477 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005477 | Williams
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005477 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005477 | Canadian Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005477 | Valero Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005477 | SLB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005477 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005477 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005477 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005477 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005477 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005477 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005477 | OUS Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005477 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005477 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005477 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000166331 | Shell
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166331 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166331 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166331 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166331 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166331 | Williams
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166331 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166331 | Canadian Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166331 | Valero Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166331 | SLB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166331 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166331 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000166331 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166331 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166331 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166331 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000166331 | OUS Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166331 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166331 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166331 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.10%